Changes in Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 7,653	$ 7,640
Interest cost	229	235	$ 263
Benefits paid	(2,383)	(251)
Actuarial (gains)/losses	393	29
Benefit Obligation at End of Year	5,892	7,653	7,640
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	25,420	24,646
Service cost	1,097	1,061	1,173
Interest cost	854	832	1,155
Benefits paid	(529)	(464)
Actuarial (gains)/losses	1,766	536
Currency exchange rate changes	(740)	(1,191)
Benefit Obligation at End of Year	$ 27,868	$ 25,420	$ 24,646